SCHEDULE OF CONTRACT ASSETS AND LIABILITIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Prepaid sales commission, beginning balance		$ 6,839	$ 319,649
Movement for the period		(6,839)	(312,810)
Prepaid sales commission, ending balance			6,839
Deferred revenue, beginning balance		21,198	700,385
Movement for the period		(21,198)	(679,187)
Deferred revenue, ending balance			$ 21,198